Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	12.31.2022	12.31.2021	12.31.2020
Cash and bank accounts	222,641	231,372	228,711
Financial investments with immediate liquidity	2,455,816	3,241,473	2,994,057
	2,678,457	3,472,845	3,222,768